INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Value, at the beginning of the year	$ 280,724
Increases		$ (873)
Value, at the end of the year	254,807	280,724
Impairment allowance
Intangible assets
Value, at the beginning of the year	(18,749)	(18,339)
Increases	(2,675)	(410)
Uses	10,556
Value, at the end of the year	$ (10,868)	$ (18,749)